NOTE 2. INCOME TAX II (Details)	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2011	Jun. 30, 2011
Income Tax Disclosure [Abstract]
Income tax computed at the federal statutory rate	35	35	35	35
Valuation allowance	(35)	(35)	(35)	(35)
Total deferred tax asset	0	0	0	0